MDV-Q1

Quarterly Report
December 31, 2025
MFS®  Mid Cap Value Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.3%
KBR, Inc.	1,801,824	$72,433,325
L3Harris Technologies, Inc.	499,717	146,701,920
Leidos Holdings, Inc.	712,020	128,448,408
Standard Aero, Inc. (a)	1,193,231	34,221,865
		$381,805,518
Airlines – 2.0%
Alaska Air Group, Inc. (a)	1,886,046	$94,868,114
Delta Air Lines, Inc.	1,998,818	138,717,969
Southwest Airlines Co.	2,576,962	106,505,839
		$340,091,922
Alcoholic Beverages – 0.3%
Brown-Forman Corp., “ B”	1,735,652	$45,231,091
Automotive – 1.8%
Aptiv PLC (a)	2,097,393	$159,590,634
Group 1 Automotive, Inc.	88,597	34,845,200
LKQ Corp.	3,476,556	104,991,991
		$299,427,825
Biotechnology – 0.5%
Biogen, Inc. (a)	432,742	$76,158,265
Broadcasting – 1.0%
Nexstar Media Group, Inc.	333,738	$67,765,501
Omnicom Group, Inc.	1,152,406	93,056,784
		$160,822,285
Brokerage & Asset Managers – 2.4%
Carlyle Group, Inc.	1,744,994	$103,146,596
Raymond James Financial, Inc.	1,199,848	192,683,590
TPG, Inc.	1,488,700	95,038,608
		$390,868,794
Business Services – 2.7%
Cognizant Technology Solutions Corp., “A”	1,016,059	$84,332,897
Fidelity National Information Services, Inc.	1,989,003	132,189,139
Global Payments, Inc.	1,457,205	112,787,667
TransUnion	1,436,364	123,168,213
		$452,477,916
Chemicals – 1.1%
Eastman Chemical Co.	1,644,149	$104,946,031
Qnity Electronics, Inc.	945,513	77,201,136
		$182,147,167
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	516,182	$95,782,732
Pegasystems, Inc.	894,529	53,421,272
		$149,204,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.5%
CDW Corp.	702,995	$95,747,919
Seagate Technology Holdings PLC	281,578	77,543,765
Zebra Technologies Corp., “A” (a)	348,053	84,514,230
		$257,805,914
Construction – 7.1%
Allegion PLC	1,051,360	$167,397,539
Builders FirstSource, Inc. (a)	614,265	63,201,726
Equity Lifestyle Properties, Inc., REIT	2,014,276	122,085,268
Essex Property Trust, Inc., REIT	428,378	112,097,955
Ferguson Enterprises, Inc.	410,842	91,465,754
James Hardie Industries PLC (a)	3,516,598	72,969,409
Mid-America Apartment Communities, Inc., REIT	772,065	107,247,549
Mohawk Industries, Inc. (a)	780,179	85,273,565
Otis Worldwide Corp.	1,214,072	106,049,189
Pulte Homes, Inc.	1,377,087	161,477,222
Stanley Black & Decker, Inc.	1,259,581	93,561,677
		$1,182,826,853
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,359,797	$91,636,720
Kenvue, Inc.	7,946,041	137,069,207
Newell Brands, Inc.	9,256,702	34,434,932
		$263,140,859
Containers – 1.8%
Amcor PLC	10,677,925	$89,053,894
Avery Dennison Corp.	598,606	108,874,459
Graphic Packaging Holding Co.	7,014,410	105,637,015
		$303,565,368
Electrical Equipment – 3.2%
Corning, Inc.	2,392,081	$209,450,612
Hubbell, Inc.	223,935	99,451,773
nVent Electric PLC	1,266,555	129,150,613
TE Connectivity PLC	403,717	91,849,655
		$529,902,653
Electronics – 3.3%
Coherent Corp. (a)	414,643	$76,530,659
Entegris, Inc.	1,053,089	88,722,748
Flex Ltd. (a)	3,596,665	217,310,499
NXP Semiconductors N.V.	497,518	107,991,257
Skyworks Solutions, Inc.	890,684	56,478,273
		$547,033,436
Energy - Independent – 4.2%
Chord Energy Corp.	654,895	$60,708,766
Diamondback Energy, Inc.	890,053	133,801,667
Expand Energy Corp.	1,446,030	159,583,871
Peabody Energy Corp.	1,685,357	50,055,103
Permian Resources Corp.	9,746,707	136,746,299
Valero Energy Corp.	956,683	155,738,426
		$696,634,132
Energy - Renewables – 0.3%
Generac Holdings, Inc. (a)	394,228	$53,760,872

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	1,006,558	$133,328,673
Food & Beverages – 2.1%
Campbell Soup Co. (l)	1,758,914	$49,020,933
Coca-Cola Europacific Partners PLC	1,159,625	105,177,988
Hershey Co.	525,064	95,551,147
Ingredion, Inc.	830,247	91,543,034
		$341,293,102
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	5,397,882	$92,681,634
Forest & Paper Products – 0.5%
International Paper Co.	2,132,233	$83,988,658
Gaming & Lodging – 2.8%
Brightstar Lottery PLC	4,390,813	$67,969,785
Hyatt Hotels Corp.	840,872	134,808,599
VICI Properties, Inc., REIT	4,566,721	128,416,194
Viking Holdings Ltd. (a)	1,878,233	134,124,619
		$465,319,197
Health Maintenance Organizations – 0.8%
Humana, Inc.	521,560	$133,587,163
Insurance – 8.2%
American International Group, Inc.	1,615,755	$138,227,840
Assurant, Inc.	648,817	156,267,574
Corebridge Financial, Inc.	3,800,939	114,674,330
Equitable Holdings, Inc.	1,479,413	70,494,029
Everest Group Ltd.	301,979	102,476,574
Hanover Insurance Group, Inc.	724,436	132,405,168
Hartford Insurance Group, Inc.	1,515,971	208,900,804
Lincoln National Corp.	2,885,418	128,487,663
Voya Financial, Inc.	1,634,883	121,782,435
Willis Towers Watson PLC	572,692	188,186,591
		$1,361,903,008
Leisure & Toys – 1.3%
Brunswick Corp.	1,825,743	$135,543,160
Mattel, Inc. (a)	3,833,620	76,059,021
		$211,602,181
Machinery & Tools – 6.2%
AGCO Corp.	1,173,914	$122,462,708
Flowserve Corp.	1,502,813	104,265,166
Ingersoll Rand, Inc.	1,189,546	94,235,834
ITT, Inc.	458,625	79,576,024
Nordson Corp.	402,086	96,673,537
PACCAR, Inc.	918,886	100,627,206
Pentair PLC	1,369,420	142,611,399
Regal Rexnord Corp.	816,120	114,517,958
Wabtec Corp.	800,157	170,793,512
		$1,025,763,344
Major Banks – 0.8%
Regions Financial Corp.	5,149,278	$139,545,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	422,576	$142,725,044
ICON PLC (a)	448,478	81,721,661
Labcorp Holdings, Inc.	424,743	106,559,524
Universal Health Services, Inc.	554,296	120,847,614
Ventas, Inc., REIT	1,694,845	131,147,106
		$583,000,949
Medical Equipment – 4.7%
Agilent Technologies, Inc.	1,459,206	$198,554,161
Avantor, Inc. (a)	5,296,167	60,694,074
Becton, Dickinson and Co.	646,914	125,546,600
Cooper Companies, Inc. (a)	973,894	79,820,352
GE Healthcare Technologies, Inc.	967,070	79,319,081
Medline, Inc., “A” (a)	1,101,686	46,270,812
Revvity, Inc.	817,065	79,051,039
STERIS PLC	466,133	118,174,038
		$787,430,157
Metals & Mining – 0.6%
Nucor Corp.	633,500	$103,330,185
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	689,238	$115,536,966
Natural Gas - Pipeline – 1.8%
Plains GP Holdings LP	5,431,835	$103,965,322
Targa Resources Corp.	1,016,114	187,473,033
		$291,438,355
Oil Services – 1.1%
Baker Hughes Co.	1,104,468	$50,297,473
TechnipFMC PLC	2,846,475	126,838,926
		$177,136,399
Other Banks & Diversified Financials – 5.8%
Columbia Banking System, Inc.	2,896,323	$80,952,228
East West Bancorp, Inc.	1,110,742	124,836,293
Fifth Third Bancorp	2,527,390	118,307,126
M&T Bank Corp.	819,554	165,123,740
Northern Trust Corp.	1,298,525	177,365,530
Prosperity Bancshares, Inc.	1,089,341	75,284,356
SLM Corp.	4,172,133	112,897,919
Synchrony Financial	1,266,105	105,631,140
		$960,398,332
Pharmaceuticals – 0.2%
Organon & Co.	3,704,989	$26,564,771
Pollution Control – 0.7%
GFL Environmental, Inc.	2,734,038	$117,426,932
Real Estate – 2.4%
Brixmor Property Group, Inc., REIT	4,913,292	$128,826,516
Jones Lang LaSalle, Inc. (a)	435,705	146,601,662
W.P. Carey, Inc., REIT	1,986,717	127,865,106
		$403,293,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 1.3%
Extra Space Storage, Inc., REIT	1,050,541	$136,801,449
Rexford Industrial Realty, Inc., REIT	2,046,786	79,251,554
		$216,053,003
Restaurants – 3.0%
Aramark	3,607,486	$132,971,934
Darden Restaurants, Inc.	438,147	80,627,811
SYSCO Corp.	1,519,226	111,951,764
U.S. Foods Holding Corp. (a)	2,237,033	168,493,325
		$494,044,834
Specialty Chemicals – 1.0%
Ashland, Inc.	1,632,983	$95,807,113
DuPont de Nemours, Inc.	1,891,026	76,019,245
		$171,826,358
Specialty Stores – 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	873,724	$78,661,372
Ross Stores, Inc.	904,255	162,892,495
		$241,553,867
Trucking – 1.2%
FedEx Corp.	346,581	$100,113,388
J.B. Hunt Transport Services, Inc.	500,144	97,197,985
		$197,311,373
Utilities - Electric Power – 7.1%
Alliant Energy Corp.	2,378,788	$154,645,008
CenterPoint Energy, Inc.	3,369,222	129,175,971
CMS Energy Corp.	2,230,229	155,959,914
Evergy, Inc.	1,150,197	83,377,780
PG&E Corp.	11,924,782	191,631,247
Pinnacle West Capital Corp.	1,409,864	125,054,937
Public Service Enterprise Group, Inc.	2,110,217	169,450,425
Sempra	1,497,892	132,248,885
Talen Energy Corp. (a)	99,794	37,406,783
		$1,178,950,950
Total Common Stocks		$16,367,213,983
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	1,560,173	$107,745,547
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.82% (v)	97,742,101	$97,761,649
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j)	9,996,375	$9,996,375

Other Assets, Less Liabilities – (0.0)%		(3,746,951)
Net Assets – 100.0%		$16,578,970,603

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $97,761,649 and
$16,484,955,905, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,474,959,530	$—	$—	$16,474,959,530
Investment Companies	107,758,024	—	—	107,758,024
Total	$16,582,717,554	$—	$—	$16,582,717,554

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$312,755,584	$758,653,783	$973,636,492	$(21,689)	$10,463	$97,761,649

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,554,315	$—